S000023000 [Member] Expense Example - PUTNAM EMERGING MARKETS EQUITY FUND	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 699
Expense Example, with Redemption, 3 Years	1,012
Expense Example, with Redemption, 5 Years	1,348
Expense Example, with Redemption, 10 Years	2,294
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	307
Expense Example, with Redemption, 3 Years	693
Expense Example, with Redemption, 5 Years	1,206
Expense Example, with Redemption, 10 Years	2,427
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	157
Expense Example, with Redemption, 3 Years	541
Expense Example, with Redemption, 5 Years	951
Expense Example, with Redemption, 10 Years	2,095
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	688
Expense Example, with Redemption, 10 Years	1,545
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	$ 1,365